/Securities and Exchange Commission
Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending, May 31, 2000

MFS Charter Income Trust

Date         Identification   Shares      Repurchase  NAV        Broker
             of Security      Repurchased  Price
5/19/00      Shares of        3,200        7.875      9.37       Salomon
             Beneficial                                          Smith Barney
             Interest
5/22/00      Shares of        26,000       7.9375     9.40       Salomon
             Beneficial                                          Smith Barney
             Interest
5/31/00      Shares of        16,900       8.000      9.47       Salomon
             Beneficial                                          Smith Barney
             Interest

Total Shares Repurchased: 46,100
Remarks: None.

MFS Charter Income Trust

by:  W. Thomas London

         W. Thomas London
          Treasurer